INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF THE PROVISION FOR INCOME TAXES

The components of the provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following:

	For the Year Ended December 31,
	2023	2022
Current:
China	$4,367	$(761)
Total current	4,367	(761)
Deferred:
China	15,152	1,858
Total deferred	15,152	1,858
Total income tax expense	$19,519	$1,097

SCHEDULE OF DEFERRED TAX ASSETS

Deferred tax assets as of December 31, 2022 and 2021 consisted of the following:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Accumulated amortization	$13,204	$15,556
Less: valuation allowance	(13,204)	-
Deferred tax assets, net	$-	$15,556

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The following table reconciles the statutory rates to the Company’s effective tax rate for years ended December 31, 2023 and 2022:

	2023	2022
Statutory U.S. federal income tax rate	(21.0)%	(21.0)%
Foreign tax rate differential	(3.3)%	(3.8)%
Change in valuation allowances	25.2%	25.0%
Other	-%	(0.2)%
Effective combined tax rate	0.9%	0.0%